Investments in Associates and Joint Ventures - Summarized Income Statements (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statements:
Revenues	₱ 205,245	₱ 193,257	₱ 181,004
Depreciation and amortization	98,714	52,169	47,480
Interest expense	10,860	10,482	10,333
Provision for income tax	2,774	7,478	8,441
Net income (loss)	10,735	26,676	24,580
Other comprehensive income (loss)	(257)	1,767	(4,290)
Total comprehensive loss (loss)	10,478	25,897	20,290
PLDT's share	10,218	25,582	20,000
CREATE adjustment		2,546
Equity share in net earnings (losses) of associates and joint ventures	(3,304)	(1,101)	(2,328)
PG1 [Member]
Income Statements:
Revenues	70
Depreciation and amortization	153
Net income (loss)	267
Total comprehensive loss (loss)	267
Equity share in net earnings (losses) of associates and joint ventures	127
VTI, Bow Arken and Brightshare [Member]
Income Statements:
Revenues	4,033	3,772	3,413
Depreciation and amortization	1,569	1,490	1,445
Interest income (loss)	45	16	25
Provision for income tax	178	174	196
Net income (loss)	148	157	175
Total comprehensive loss (loss)	148	157	175
PLDT's share	74	79	87
CREATE adjustment		892
Equity share in net earnings (losses) of associates and joint ventures	74	971	87
Satventures, Inc. [Member]
Income Statements:
Revenues	11,189	11,467	9,127
Depreciation and amortization	1,424	1,268	1,049
Interest income (loss)	3	2	16
Interest expense	212	219	241
Provision for income tax	16	200	153
Net income (loss)	(203)	110	260
Total comprehensive loss (loss)	(203)	110	260
Equity share in net earnings (losses) of associates and joint ventures	(130)	70	166
VIH [Member]
Income Statements:
Revenues	7,683	5,336	4,717
Depreciation and amortization	182	218	237
Interest income (expense)	133	9	(516)
Provision for income tax	2	2	5
Net income (loss)	(8,155)	(5,541)	(4,880)
Other comprehensive income (loss)		30	(47)
Total comprehensive loss (loss)	(8,155)	(5,511)	(4,927)
Equity share in net earnings (losses) of associates and joint ventures	₱ (3,026)	(2,237)	(2,392)
AFPI
Income Statements:
Revenues		20	166
Net income (loss)		25	(116)
Total comprehensive loss (loss)		₱ 25	₱ (116)